Initial Public Offering - Additional Information (Details) - LGL SYSTEMS ACQUISITION CORP [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Common stock price per share (in Dollars per share)			$ 11.50
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of common shares	17,250,000	17,250,000
Common stock price per share (in Dollars per share)	$ 10.00	$ 10.00
Additional option purchased	2,250,000	2,250,000
Public warrant, description	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).